Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (97.2%)
Aerospace & Defense (2.1%)
$1,200	Amentum Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	$1,228,607
587	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B+, B1)	02/01/29	7.500	613,156
900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B+, B1)	11/15/30	8.750	976,832
1,260	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	1,284,965
660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	674,638

					4,778,198

Air Transportation (0.6%)
600	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	612,914
900	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	718,037

					1,330,951

Auto Parts & Equipment (3.7%)
600	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	613,795
2,080	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.00)(1)	(B, B3)	05/15/27	8.500	2,098,839
1,800	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	1,885,754
450	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 102.00)(1)	(CCC, Caa1)	02/01/28	8.000	449,932
1,000	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	1,016,252
2,350	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Ba1)	04/15/29	6.750	2,399,936

					8,464,508

Automakers (0.1%)
198	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.56)(1)	(BB+, Ba3)	07/15/28	6.250	196,474

Brokerage (0.8%)
1,800	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	1,874,736

Building & Construction (1.5%)
1,000	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	982,585
1,761	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.38)(1)	(B-, B3)	09/01/28	5.500	1,707,904
300	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	323,013
525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	483,650

					3,497,152

Building Materials (7.1%)
565	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	569,779
1,200	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 106.56)(1)	(B, B2)	08/01/28	8.750	1,194,541
1,750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,779,749
2,489	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,232,704
1,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.31)(1)	(B, Ba2)	05/01/29	4.625	945,728
1,500	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/24 @ 101.44)(1)	(B+, Ba2)	02/01/28	5.750	1,475,692

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$800	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	$821,946
870	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	883,240
1,754	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B-, B3)	02/01/30	5.500	1,644,429
2,350	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	2,200,643
700	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.38)(1),(2)	(CCC, Caa2)	08/01/29	6.750	587,857
900	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB, B1)	08/15/32	6.500	902,762
400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	364,344
600	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	626,033

					16,229,447

Cable & Satellite TV (1.1%)
1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.25)(1)	(B-, Caa1)	01/15/28	5.000	1,200,523
1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,087,752
200	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 101.38)(1)	(BB-, B1)	03/01/28	5.500	190,877

					2,479,152

Chemicals (5.9%)
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(1)	(BB-, Ba3)	05/15/25	5.750	299,597
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	734,631
900	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB, Ba3)	02/15/31	7.250	943,701
1,200	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,191,456
378	HB Fuller Co., Global Senior Unsecured Notes (Callable 09/03/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	353,249
950	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	825,316
1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 08/30/24 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	983,629
1,482	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,492,416
600	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, Ba3)	03/15/29	9.625	643,886
2,700	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 101.69)(1)	(CCC-, Caa3)	05/15/26	6.750	741,650
1,800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,641,897
2,885	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,585,450
1,041	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	1,069,979

					13,506,857

Consumer/Commercial/Lease Financing (1.2%)
3,000	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	2,822,714

Diversified Capital Goods (1.1%)
2,025	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	1,807,978
750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	764,251

					2,572,229

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (0.8%)
$650	Sensata Technologies, Inc., Rule 144A, Company Guarenteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	$658,815
1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,103,465

					1,762,280

Energy - Exploration & Production (4.0%)
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	683,108
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	699,802
1,500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,377,233
2,250	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,380,833
300	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	306,100
2,515	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	2,563,112
1,080	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,024,858

					9,035,046

Environmental (0.7%)
600	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	607,405
900	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB, Ba3)	01/15/31	6.750	926,501

					1,533,906

Food - Wholesale (0.5%)
1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB-, Ba3)	06/01/30	4.625	1,077,377

Gaming (0.7%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	461,001
600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	619,331
600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	607,693

					1,688,025

Gas Distribution (4.1%)
300	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 103.50)(1)	(B+, B2)	07/15/29	7.000	308,359
300	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	312,400
429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	454,347
450	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	462,158
1,536	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.71)(1)	(BB+, Ba2)	06/15/28	5.125	1,496,223
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	583,475
950	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.63)(1)	(BB-, B1)	09/30/26	6.500	882,889
2,070	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,981,139

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (continued)
$915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	$854,709
1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	1,975,912

					9,311,611

Health Services (2.8%)
1,357	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,243,643
2,295	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,165,534
1,200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	1,121,573
2,169	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	1,975,207

					6,505,957

Hotels (0.8%)
45	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	45,345
600	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	648,488
1,050	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, Ba3)	04/01/32	6.500	1,062,529

					1,756,362

Insurance Brokerage (4.9%)
720	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	724,027
715	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	728,334
600	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19)(1)	(B+, Ba3)	02/15/29	6.375	609,167
893	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(1)	(CCC+, Caa2)	05/15/27	8.000	896,718
2,400	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	2,408,460
1,200	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B, B2)	06/15/30	7.250	1,238,298
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,574,428
1,800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,932,327
1,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,130,992

					11,242,751

Investments & Misc. Financial Services (7.0%)
3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	3,012,501
900	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB+, Ba2)	05/15/32	6.500	916,070
2,400	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	2,529,190
1,450	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,390,638
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	1,053,847
2,700	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba2)	04/30/31	7.125	2,796,370
600	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 102.00)(1)	(B, B2)	06/15/29	4.000	555,257
1,200	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	1,172,103
2,480	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	2,548,659

					15,974,635

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Life Insurance (1.2%)
$2,700	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	$2,772,349

Machinery (3.8%)
1,250	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,177,911
2,195	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	2,036,159
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,842,569
2,195	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.00)(1)	(B, B3)	07/31/27	5.750	2,132,042
1,200	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,215,653
226	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	235,416

					8,639,750

Managed Care (0.3%)
750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	707,360

Media - Diversified (0.2%)
300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	285,148
67	Tech 7 SAS Super Senior(3),(4),(5)	(NR, NR)	03/31/26	18.682	72,811
40	Tech 7 SAS Super Senior(3),(4),(5)	(NR, NR)	03/31/26	1.000	43,687
20	Tech 7 SAS Technicolor Creative Studios Super Senior(3),(4),(5)	(NR, NR)	03/31/26	1.000	21,843

					423,489

Media Content (0.2%)
600	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1)	(BB, Ba3)	09/01/31	3.875	501,644

Metals & Mining - Excluding Steel (3.0%)
375	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	336,865
900	Constellium SE Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1)	(BB-, Ba3)	08/15/32	6.375	899,565
1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,759,432
1,500	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	1,579,210
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.16)(1)	(BB-, B2)	03/01/28	4.625	563,016
1,200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,063,711
782	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	737,836

					6,939,635

Non - Electric Utilities (0.9%)
900	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	936,464
1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	1,132,279

					2,068,743

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (4.2%)
$690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/24 @ 101.50)(1),(3)	(CCC+, Caa1)	09/01/29	3.000	$615,519
600	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	617,192
622	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba3)	01/01/30	7.500	647,819
600	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.50)(1)	(B-, B3)	09/15/28	6.000	589,476
2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	2,629,382
418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	412,865
1,500	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,640,182
2,760	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,549,483

					9,701,918

Personal & Household Products (0.5%)
658	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	625,433
462	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	491,622

					1,117,055

Pharmaceuticals (0.3%)
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.97)(1)	(CCC-, Caa3)	08/15/28	3.875	812,751

Rail (0.8%)
1,850	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	1,875,413

Real Estate Investment Trusts (0.5%)
1,161	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	1,051,958

Recreation & Travel (3.6%)
1,800	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,707,508
747	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B+, B2)	08/15/29	5.250	712,119
2,538	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(BB-, B1)	05/15/31	7.250	2,620,668
1,935	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 101.22)(1)	(BB+, B2)	11/01/27	4.875	1,863,800
1,231	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	1,259,248

					8,163,343

Restaurants (0.3%)
600	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	606,589

Software - Services (5.8%)
600	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	579,537
1,570	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 09/02/24 @ 102.06)(1)	(BB-, Ba3)	07/15/29	4.125	1,447,423
2,100	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,163,838
1,175	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	817,873

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services (continued)
$945	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	$858,754
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,246,156
1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	1,116,987
1,200	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,234,151
2,440	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	2,317,183
812	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	859,768
600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	548,177

					13,189,847

Specialty Retail (4.3%)
1,050	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BB, B1)	02/16/31	6.750	1,043,441
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	280,657
2,800	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,615,502
77	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	43,989
102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(4),(5),(10)	(NR, NR)	05/01/25	0.000	54,084
900	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	839,314
600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)(1)	(BB+, Ba2)	01/15/30	6.375	607,570
900	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	848,211
1,200	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	1,259,195
800	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	711,315
2,325	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	2,078,395
390	Wand NewCo 3, Inc., Rule 144A, Senior Secured Notes (Callable 01/30/27 @ 103.81)(1)	(B, B3)	01/30/32	7.625	406,978

					9,788,651

Support - Services (8.1%)
1,821	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(1)	(CCC+, Caa2)	07/15/27	9.750	1,820,313
1,350	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	1,177,638
2,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,939,641
2,035	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	1,857,754
2,695	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 08/12/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,504,341
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.42)(1)	(BB, Ba3)	06/15/28	7.250	768,829
600	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	608,744
2,721	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	2,694,750
865	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.16)(1)	(BB-, B2)	08/15/28	4.625	823,687
650	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	662,197
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	309,738

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (continued)
$600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	$620,882
1,555	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,575,035
1,350	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	1,179,802

					18,543,351

Tech Hardware & Equipment (2.1%)
2,250	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 100.00)(1)	(CCC-, Ca)	06/15/25	6.000	2,115,000
2,100	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,977,301
600	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	616,855

					4,709,156

Telecom - Wireline Integrated & Services (3.5%)
2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(1)	(CCC+, Caa1)	01/15/29	5.125	1,935,905
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(1)	(CCC+, Caa1)	07/15/29	5.125	209,825
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(CCC+, Caa1)	10/15/29	5.500	210,128
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 101.69)(1)	(B+, B2)	10/15/27	6.750	1,679,472
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(1)	(B+, B2)	07/15/29	5.125	250,001
1,500	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, Caa2)	04/01/30	4.500	1,009,592
900	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(B-, Caa2)	10/15/30	3.875	583,882
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 100.63)(1),(6)	(B+, Ba3)	04/15/27	5.000	1,277,166
300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	260,425
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	507,526

					7,923,922

Theaters & Entertainment (1.2%)
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.00)(1)	(B+, B1)	11/01/24	4.875	2,193,725
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.38)(1)	(B+, B1)	10/15/27	4.750	485,147

					2,678,872

Trucking & Delivery (0.9%)
2,100	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB, Baa3)	11/15/27	7.500	2,162,107

TOTAL CORPORATE BONDS (Cost $224,532,956)					222,018,271

BANK LOANS (21.7%)
Aerospace & Defense (0.9%)
828	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(5),(7)	(NR, NR)	01/31/28	14.208	834,053
392	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(7)	(B, B2)	02/15/29	9.350	393,688
710	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(7)	(NR, NR)	02/01/29	13.177	714,651

					1,942,392

Auto Parts & Equipment (0.6%)
254	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(7)	(B+, B1)	03/30/27	10.252	252,375
696	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(7)	(B+, B1)	03/30/27	10.514	692,906
498	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(7),(8)	(NR, WR)	08/28/25	11.591	452,996

					1,398,277

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (0.3%)
$790	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(7)	(B, B2)	08/01/28	10.954	$791,278

Chemicals (0.6%)
441	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(7)	(B, B1)	08/27/26	10.074	442,682
1,088	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(7)	(CCC, Caa1)	10/15/25	10.136	878,861
235	SK Neptune Husky Finance SARL(5),(9),(10)	(NR, WR)	04/30/24	0.000	105,939
1,085	SK Neptune Husky Group SARL(9),(10)	(D, WR)	01/03/29	0.000	18,658

					1,446,140

Diversified Capital Goods (0.4%)
1,233	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(7)	(CCC-, Caa2)	10/22/25	14.697	912,700

Electronics (1.3%)
600	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(B, B3)	10/08/28	9.846	599,439
2,356	Idemia Group, 3 mo. USD Term SOFR + 4.250%(7)	(B, B2)	09/30/28	9.585	2,367,796

					2,967,235

Energy - Exploration & Production (0.0%)
2,785	PES Holdings LLC, 3.000% PIK(5),(8),(9)	(NR, WR)	12/31/24	3.000	41,782

Food & Drug Retailers (0.3%)
1,500	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(7)	(CCC-, Ca)	12/21/28	12.633	780,000

Gas Distribution (0.7%)
1,557	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B+, B2)	02/16/28	8.752	1,565,677

Health Facilities (0.7%)
440	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(B-, Caa1)	09/30/27	12.935	393,508
1,212	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(7),(8)	(NR, Caa2)	08/18/28	12.108	860,449
319	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(5),(7)	(B-, B2)	05/18/28	12.108	322,529

					1,576,486

Health Services (1.2%)
1,230	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(7)	(D, Ca)	12/17/29	12.208	600,400
915	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(7),(8)	(B-, B3)	01/31/29	8.845 - 10.588	869,761
1,157	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	12/15/27	10.036	1,160,241

					2,630,402

Hotels (0.6%)
1,337	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(7)	(CCC+, B3)	02/02/26	10.208	1,323,043

Life Insurance (0.1%)
211	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 4.750%(7)	(CCC+, Caa2)	05/06/32	10.085	217,530

Media - Diversified (0.0%)
314	Technicolor Creative Studios(3),(4),(5),(9),(10)	(NR, NR)	08/06/33	0.000	0

Medical Products (1.0%)
1,350	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(7),(11)	(CCC, Caa3)	07/02/26	13.208	1,343,675
965	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 6.250%(5),(7)	(B-, B3)	07/02/25	11.708	964,557

					2,308,232

Packaging (1.1%)
2,441	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(7)	(B-, B3)	09/15/28	9.301 - 9.322	2,452,130

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Personal & Household Products (0.8%)
$1,988	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7)	(NR, NR)	06/29/28	12.949	$1,616,177
217	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5),(7)	(NR, NR)	06/29/28	12.894	215,875

					1,832,052

Restaurants (1.0%)
2,228	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(7)	(B+, B2)	12/15/27	8.099	2,231,960

Software - Services (5.2%)
821	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(7)	(B, B2)	08/02/29	10.852	825,407
1,683	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	10/09/26	9.708	1,556,343
731	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(7)	(NR, Caa1)	02/25/28	12.095	642,151
893	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(7)	(CC, C)	10/25/28	10.585	299,009
1,716	Cloud Software Group, Inc.(12)	(B, B2)	03/30/29	0.000	1,717,125
900	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(7)	(CCC, Caa3)	12/29/28	12.477	726,750
295	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B-, B2)	10/16/26	9.344	276,347
746	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(7)	(B-, B2)	07/01/26	9.194	745,186
555	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250%(6),(7)	(B-, B2)	06/02/28	10.450	694,483
1,535	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	07/16/31	8.786	1,540,050
2,244	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	02/01/29	9.652	1,674,196
733	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	04/27/28	10.264	626,829
600	UKG, Inc., 3 mo. USD Term SOFR + 3.250%(7)	(B-, B2)	02/10/31	8.555	602,490

					11,926,366

Steel Producers/Products (0.6%)
1,486	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(4),(7)	(NR, NR)	11/09/28	12.267	1,464,056

Support - Services (1.5%)
500	CoreLogic, Inc.(12)	(B-, B2)	06/02/28	0.000	493,595
900	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B-, B3)	12/29/27	9.458 - 9.462	899,442
600	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(CCC-, Caa3)	05/07/29	13.096	413,574
1,181	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(CCC+, B3)	05/07/28	10.096	925,629
281	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(5),(7)	(NR, B3)	09/29/27	12.335	249,661
600	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(5),(7)	(CCC, Caa3)	11/02/28	14.014	456,000

					3,437,901

Tech Hardware & Equipment (0.5%)
1,334	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(7)	(B, Caa1)	05/25/28	9.859	987,152
271	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(7)	(B+, B1)	05/25/28	9.859	200,776

					1,187,928

Telecom - Wireline Integrated & Services (0.6%)
1,470	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(7)	(NR, B1)	08/01/29	11.073	1,369,467

Theaters & Entertainment (1.7%)
742	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(7)	(BB, Ba3)	04/29/26	8.336	744,231
3,104	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB-, B3)	05/18/25	8.208	3,112,552

					3,856,783

TOTAL BANK LOANS (Cost $55,712,440)					49,659,817

ASSET BACKED SECURITIES (7.9%)
Collateralized Debt Obligations (7.9%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662%(1),(7)	(NR, Ba3)	07/20/34	12.944	990,305
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170%(1),(7)	(NR, Ba3)	04/20/35	12.452	1,508,095
1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000%(1),(3),(7)	(BBB-, NR)	01/22/38	8.688	1,297,183
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	1,072,561
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972%(1),(7)	(BB-, NR)	10/15/36	12.273	1,156,523
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(7)	(BB-, NR)	04/20/34	12.294	1,254,835

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982%(1),(7)	(BB-, NR)	04/20/34	12.264	$1,494,759
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(7)	(NR, B1)	07/15/31	11.713	1,506,194
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(7)	(BB-, NR)	10/20/34	12.654	1,502,940
1,200	KKR CLO 45A Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.300%(1),(7)	(NR, NR)	04/15/35	12.603	1,215,772
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(7)	(NR, Ba1)	01/22/35	11.294	1,471,185
600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312%(1),(7)	(NR, Ba1)	10/20/30	8.594	601,571
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Aa2)	04/20/37	5.459	1,427,679
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972%(1),(7)	(BB-, NR)	01/20/34	13.254	992,845
600	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862%(1),(7)	(NR, Baa3)	09/15/30	9.144	604,189

TOTAL ASSET BACKED SECURITIES (Cost $18,089,040)					18,096,636

Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.2%)
56,742	Jason, Inc.(5),(10)				510,679

Chemicals (0.3%)
89,998	Proppants Holdings LLC(4),(5),(11)				1,800
15,074	Utex Industries(10)				567,792

					569,592

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Class A(4),(5),(10),(11)				1,116

Personal & Household Products (0.1%)
32,039	Dream Well, Inc.(10)				208,253
32,039	Serta Simmons Bedding Equipment Co.(4),(5),(10)				0

					208,253

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(10)				3,442

Private Placement (0.1%)
53,609	Technicolor Creative Studios SA(10),(13)				193,232

Specialty Retail (0.0%)
105	Eagle Investments Holding Co. LLC, Class B(4),(5),(10)				1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(4),(5),(10),(11)				3,111

TOTAL COMMON STOCKS (Cost $5,862,228)					1,489,426

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/08/2026(4),(5),(10),(11) (Cost $11,699)				0

SHORT-TERM INVESTMENTS (10.8%)
19,015,090	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%				19,015,090
5,549,080	State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(14)				5,549,080

TOTAL SHORT-TERM INVESTMENTS (Cost $24,564,170)					24,564,170

TOTAL INVESTMENTS AT VALUE (138.3%) (Cost $328,772,533)					315,828,320

LIABILITIES IN EXCESS OF OTHER ASSETS (-38.3%)					(87,472,402)

NET ASSETS (100.0%)					$228,355,918

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $237,046,625 or 103.8% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(5)	Security is valued using significant unobservable inputs.
(6)	This security is denominated in British Pound.
(7)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2024. The rate may be subject to a cap and floor.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Bond is currently in default.
(10)	Non-income producing security.
(11)	Illiquid security.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2024.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	36,475	USD	46,163	10/07/24	Barclays Bank PLC	$46,163	$46,876	$713
GBP	42,460	USD	52,183	10/07/24	Morgan Stanley	52,183	54,568	2,385
USD	1,451,752	EUR	1,324,725	10/07/24	Deutsche Bank AG	(1,451,752)	(1,437,920)	13,832

Total Unrealized Appreciation								$16,930

Forward Foreign Currency Contracts
Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	552,139	USD	605,660	10/07/24	Deutsche Bank AG	$605,660	$599,319	$(6,341)
USD	2,344,198	EUR	2,186,888	10/07/24	Morgan Stanley	(2,344,198)	(2,373,753)	(29,555)
USD	58,915	GBP	46,990	10/07/24	Barclays Bank PLC	(58,915)	(60,390)	(1,475)
USD	1,216,729	GBP	996,998	10/07/24	Deutsche Bank AG	(1,216,729)	(1,281,309)	(64,580)
USD	718,750	GBP	571,323	10/07/24	Morgan Stanley	(718,750)	(734,245)	(15,495)

Total Unrealized Depreciation								$(117,446)

Total Net Unrealized Appreciation/(Depreciation)								$(100,516)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$221,781,857	$236,414	$222,018,271
Bank Loans	—	46,469,421	3,190,396	49,659,817
Asset Backed Securities	—	18,096,636	—	18,096,636
Common Stocks	—	972,719	516,707	1,489,426
Warrants	—	—	0	0
Short-term Investments	24,564,170	—	—	24,564,170

	$24,564,170	$287,320,633	$3,943,517	$315,828,320

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$16,930	$—	$16,930

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$117,446	$—	$117,446

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$120,999	$6,628,462	$620,769	$0	$7,370,230
Accrued discounts (premiums)	—	64,745	—	—	64,745
Purchases	137,063	759,989	—	—	897,052
Sales	(10,000)	(3,977,745)	(135)	—	(3,987,880)
Realized gain (loss)	10,000	(493,585)	(17,415)	—	(501,000)
Change in unrealized appreciation (depreciation)	(21,648)	246,162	(86,512)	—	138,002
Transfers into Level 3	—	1,331,835	—	—	1,331,835
Transfers out of Level 3	—	(1,369,467)	—	—	(1,369,467)

Balance as of July 31, 2024	$236,414	$3,190,396	$516,707	$0	$3,943,517

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2024	$(6,647)	$(77,611)	$(104,008)	$—	$(188,266)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At July 31, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$98,073	Income Approach	Expected Remaining Distribution	$0.53 - $0.57 ($0.55)
	138,341	Recent Transactions	Trade Price	1.08 (1.08)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	322,529	Recent Transactions	Trade Price	1.01 (1.01)
	2,867,867	Vendor pricing	Single Broker Quote	0.01 - 1.01 (0.92)
Common Stocks	6,028	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.77)
	510,679	Vendor pricing	Single Broker Quote	9.00 (9.00)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2024, $1,331,835 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,369,467 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.